Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 29, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 5,200	$ 5,400
Shares of stock owned by Employee Stock Ownership Plan	6,000,000	6,400,000
Fair value of shares total ESOP assets	$ 251	$ 263
Recognized cost of defined contribution plans, excluding the ESOP	$ 209	$ 198	$ 192
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	4.48%	4.13%
Plan assets, at fair value	$ 92	$ 93	86
Assumed healthcare cost trend rate used in determining benefit expense for 2015 (percent)	6.50%
Assumed healthcare cost trend rate used in determining benefit expense for 2022 (percent)	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	$ 12
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	6.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	$ 1
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	7.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	$ 10
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	6.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	$ 1
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	6.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 14
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	3.60%	3.10%
Plan assets, at fair value	$ 0	$ 0	0
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	4.48%	4.13%		3.73%
Plan assets, at fair value	$ 4,689	$ 4,942	4,721	$ 4,713
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 22
Domestic Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	30.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	70.00%
Domestic Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	20.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	50.00%
Domestic Pension Benefits | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	0.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	5.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	3.45%	3.33%
Plan assets, at fair value	$ 1,014	$ 997	$ 930
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 22
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match, first 4%	100.00%
401(k) Employer matching contribution, percent match, remaining 2%	50.00%
401(k) Employer matching contribution (percent)	5.00%	5.00%	5.00%
401(k), Employer non-elective contribution based on earnings (percent)	2.00%
401(k), shares of common stock owned	15,600,000.0	16,700,000.0
401(k), fair value of total assets	$ 5,200	$ 5,300